Average Annual Total Returns{- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 30%	Fidelity Asset Manager 30% Return Before Taxes Past 1 year	Fidelity Asset Manager 30% Return Before Taxes Past 5 years	Fidelity Asset Manager 30% Return Before Taxes Past 10 years	Fidelity Asset Manager 30% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 30% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 30% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 30% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 30% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 30% After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0593 Past 1 year	F0593 Past 5 years	F0593 Past 10 years
Total	11.08%	7.17%	5.83%	10.12%	6.11%	4.76%	6.61%	5.20%	4.24%	7.51%	4.44%	3.84%	9.81%	6.70%	5.66%